INVESTORS' MONTHLY REPORT
GRANITE MASTER ISSUER PLC

Monthly Report re: Granite Mortgages 01-1 Plc, Granite Mortgages 01-2 Plc, Granite Mortgages 02-1 Plc Granite Mortgages 02-2 Plc, Granite Mortgages 03-1 Plc, Granite Mortgages 03-2 Plc, Granite Mortgages 03-3 Plc Granite Mortgages 04-1 Plc, Granite Mortgages 04-2 Plc, Granite Mortgages 04-3 Plc, Granite Finance Trustees Limited, Granite Finance Funding Limited and Granite Finance Funding 2 Limited

Month ended   30-Sep-06

N.B. this data fact sheet and its notes can only be a summary of certain features of the bonds and their structure. No representation can be made that the information herein is accurate or complete and no liability is accepted therefor. Reference should be made to the issue documentation for a full description of the bonds and their structure. This data fact sheet and its notes are for information purposes only and are not intended as an offer or invitation with respect to the purchase or sale of any security. Reliance should not be placed on the information herein when making any decision whether to buy, hold or sell bonds (or other securities) or for any other purpose.


Commentary on asset performance in the period

The performance of the trust assets remained exceptionally strong in the month. A substitution of (GBP)999,999,269 took place this month. The number of properties in possession in September, takes full account of the one off adjustment made in the restated August report.


--------------------------------------------------------------------------------
Next trust determination date                                    2 October 2006

Next trust distribution date                                    10 October 2006
(6 business days from determination date)

Mortgage Loans
--------------------------------------------------------------------------------

Number of Mortgage Loans in Pool                                        353,804

Current Balance - Trust Mortgage Assets                     (GBP)37,165,270,428

Current Balance - Trust Cash and other Assets                (GBP)1,964,958,852

Last Months Closing Trust Assets                            (GBP)40,224,875,703

Funding share                                               (GBP)13,452,000,963

Funding 2 share                                             (GBP)23,076,265,907

Funding and Funding 2 share                                 (GBP)36,528,266,870

Funding and Funding 2 Share Percentage                                   93.35%

Seller Share*                                                (GBP)2,601,962,410

Seller Share Percentage                                                   6.65%

Minimum Seller Share (Amount)*                               (GBP)2,782,619,899

Minimum Seller Share (% of Total)                                         7.11%

Funding Bank Balance - Principal element of Balance          (GBP)1,347,079,362

Funding 2 Bank Balance - Principal element of Balance          (GBP)980,718,240

Excess Spread last quarter annualised (% of Total)                        0.27%
--------------------------------------------------------------------------------
* Please see the Additional Notes to the Investor Reports

Arrears Analysis of Non Repossessed Mortgage Loans


-----------------------------------------------------------------------------------------------------------
                        Number      Principal (GBP)      Arrears (GBP)    By number (%)    By Principal (%)

> = 1 < 2 Months         4,416          494,051,297          3,722,616            1.25%               1.33%

> = 2 < 3 Months         1,379          148,119,560          2,084,896            0.39%               0.40%

> = 3 < 4 Months           631           67,585,964          1,370,851            0.18%               0.18%

> = 4 < 5 Months           288           31,732,987            773,530            0.08%               0.09%

> = 5 < 6 Months           264           28,730,215            892,543            0.07%               0.08%

> = 6 < 7 Months           176           19,310,867            711,362            0.05%               0.05%

> = 7 < 8 Months            96            9,371,414            412,614            0.03%               0.03%

> = 8 < 9 Months            54            4,807,228            234,147            0.02%               0.01%

> = 9 < 10 Months           56            5,093,640            282,204            0.02%               0.01%

> = 10 < 11 Months          39            4,468,685            269,159            0.01%               0.01%

> = 11 < 12 Months          27            2,539,827            168,902            0.01%               0.01%

> = 12                      18            2,205,109            147,285            0.01%               0.01%

Total                    7,444          818,016,793         11,070,109            2.10%               2.20%
-----------------------------------------------------------------------------------------------------------

Arrears are calculated in accordance with standard market practice in the UK. A mortgage is identified as being in arrears when, on any due date, the overdue amounts which were due on previous due dates equal, in the aggregate, one or more full monthly payments. In making an arrears determination, the administrator calculates as of the date of determination the difference between the sum of all monthly payments that were due and payable by a borrower on any due date up to that date of determination (less the aggregate amount of all authorised underpayments made by such borrower up to such date of determination) and the sum of all payments actually made by that borrower up to that date of determination. If the result arrived at by dividing that difference (if any) by the amount of the required monthly payment equals or exceeds 1 the loan is deemed to be in arrears. Arrears classification is determined based on the number of full monthly payments that have been missed. A borrower that has missed payments that in the aggregate equal or exceeding 2 monthly payments (but for which the aggregate of missed payments is less than 3 monthly payments) would be classified as being between 2 - 3 months in arrears, and so on.



Properties in Possession

-------------------------------------------------------------------------------------------------------------------------------
                                                                           Number        Principal (GBP)          Arrears (GBP)

Total (since inception)                                                      1770            148,107,469              7,979,061
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
Properties in Possession                                                                                                    509

Number Brought Forward                                                                                                      447

Repossessed (Current Month)                                                                                                  62

Sold (since inception)                                                                                                     1261

Sold (current month)                                                                                                         64

Sale Price / Last Loan Valuation                                                                                           1.04

Average Time from Possession to Sale (days)                                                                                 135

Average Arrears at Sale                                                                                              (GBP)4,166

Total Principal Loss (Since inception)                                                                           (GBP)3,882,942

Total Principal Loss (current month)                                                                               (GBP)206,631

Number of accounts experiencing a loss since inception                                                                      293

Ratio of aggregate net losses to average portfolio balance                                                              0.00010

Average loss on accounts experiencing a loss                                                                        (GBP)13,252

MIG Claims Submitted                                                                                                         16

MIG Claims Outstanding                                                                                                        1

Average Time from Claim to Payment                                                                                           88
-------------------------------------------------------------------------------------------------------------------------------
Note: The arrears analysis and repossession information is at close of business for the report month

Substitution

-------------------------------------------------------------------------------------------------------------------------------
                                                                                                  Number        Principal (GBP)

Substituted this period                                                                            7,156       (GBP)999,999,269

Substituted to date (since 26 March 2001)                                                        864,812    (GBP)91,457,378,404
-------------------------------------------------------------------------------------------------------------------------------

CPR Analysis
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       % of CPR

Current Month % of CPR - Removals*                                                                                       54.10%

Previous Month % of CPR - Removals*                                                                                      49.40%

Current Month % of CPR - Non-Removals**                                                                                  45.90%

Previous Month % of CPR - Non-Removals**                                                                                 50.60%
-------------------------------------------------------------------------------------------------------------------------------
*Removals are loans that Northern Rock has repurchased from the Trust (e.g. Further Advances and Product Switches)
**Non-Removals are scheduled repayments, overpayments and redemptions

                                                                                                 Monthly             Annualised
-------------------------------------------------------------------------------------------------------------------------------
Current Month CPR Rate - Total                                                                     4.74%                 44.18%

Previous Month CPR Rate - Total                                                                    6.07%                 52.81%
-------------------------------------------------------------------------------------------------------------------------------

Key pool statistics
-------------------------------------------------------------------------------------------------------------------------------
Weighted Average Seasoning (by value) Months                                                                              26.41

Weighted Average Remaining Term (by value) Years                                                                          21.12

Average Loan Size                                                                                                  (GBP)105,045

Weighted Average LTV (by value)                                                                                          76.84%

Weighted Average Indexed LTV (by value)                                                                                  68.75%

Non Verified (by value)                                                                                                  43.18%
-------------------------------------------------------------------------------------------------------------------------------

Product Breakdown
-------------------------------------------------------------------------------------------------------------------------------
Fixed Rate (by balance)                                                                                                  54.97%

Together (by balance)                                                                                                    26.34%

Capped (by balance)                                                                                                       0.17%

Variable (by balance)                                                                                                    12.88%

Tracker (by balance)                                                                                                      5.64%

Total                                                                                                                    100.0%
-------------------------------------------------------------------------------------------------------------------------------

Geographic Analysis

-------------------------------------------------------------------------------------------------------------------------------
                                                    Number             % of Total             Value (GBP)            % of Total

East Anglia                                          7,575                  2.14%             810,973,429                 2.18%

East Midlands                                       25,407                  7.18%           2,449,569,739                 6.59%

Greater London                                      41,454                 11.72%           6,816,270,986                18.34%

North                                               32,966                  9.32%           2,346,387,216                 6.31%

North West                                          45,766                 12.94%           4,012,556,814                10.80%

Scotland                                            48,464                 13.70%           3,628,648,245                 9.76%

South East                                          54,428                 15.38%           7,568,003,177                20.36%

South West                                          24,639                  6.96%           2,921,361,090                 7.86%

Wales                                               14,250                  4.03%           1,262,286,946                 3.40%

West Midlands                                       23,920                  6.76%           2,398,475,287                 6.45%

Yorkshire                                           34,935                  9.87%           2,950,737,498                 7.94%

Total                                              353,804                   100%          37,165,270,428                  100%
-------------------------------------------------------------------------------------------------------------------------------

LTV Levels Breakdown
-------------------------------------------------------------------------------------------------------------------------------
                                                                           Number            Value (GBP)             % of Total
0% < 25%                                                                   15,163            537,569,156                  1.45%

> = 25% < 50%                                                              44,070          3,385,622,137                  9.11%

> = 50% < 55%                                                              13,312          1,272,501,225                  3.42%

> = 55% < 60%                                                              14,352          1,475,348,387                  3.97%

> = 60% < 65%                                                              16,012          1,751,846,978                  4.71%

> = 65% < 70%                                                              19,736          2,160,228,159                  5.81%

> = 70% < 75%                                                              22,126          2,636,289,727                  7.09%

> = 75% < 80%                                                              24,333          3,053,699,364                  8.22%

> = 80% < 85%                                                              39,982          4,955,008,270                 13.33%

> = 85% < 90%                                                              40,870          4,962,528,828                 13.35%

> = 90% < 95%                                                              69,920          7,317,204,959                 19.69%

> = 95% < 100%                                                             32,310          3,503,652,458                  9.43%

> = 100%                                                                    1,618            153,770,779                  0.41%

Total                                                                     353,804         37,165,270,428                 100.0%
-------------------------------------------------------------------------------------------------------------------------------

Repayment Method

-------------------------------------------------------------------------------------------------------------------------------
                                                                           Number            Value (GBP)             % of Total
Endowment                                                                  15,627          1,264,305,801                  3.40%

Interest Only                                                              81,570         12,179,535,693                 32.77%

Pension Policy                                                                365             35,879,351                  0.10%

Personal Equity Plan                                                          660             47,096,555                  0.13%

Repayment                                                                 255,582         23,638,453,027                 63.60%

Total                                                                     353,804         37,165,270,428                100.00%
-------------------------------------------------------------------------------------------------------------------------------

Employment Status

-------------------------------------------------------------------------------------------------------------------------------
                                                                           Number            Value (GBP)             % of Total

Full Time                                                                 304,244         30,312,632,392                 81.56%

Part Time                                                                   4,692            346,160,095                  0.93%

Retired                                                                     1,471             80,336,134                  0.22%

Self Employed                                                              40,543          6,281,807,858                 16.90%

Other                                                                       2,854            144,333,949                  0.39%

Total                                                                     353,804         37,165,270,428                100.00%
-------------------------------------------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------------------------------------------
NR Current Existing Borrowers' SVR                                                                                        6.84%

Effective Date of Change                                                                                       1 September 2006
-------------------------------------------------------------------------------------------------------------------------------


Main parties to the structure

Northern Rock plc             Citibank NA                   The Bank of New York

Seller                        Agent bank                    Security trustee
Administrator                 Common depositary             Note trustee
Cash Manager                  Principal paying agent
Basis swap provider           Registrar
Start up loan provider        US Paying Agent
Account bank

Ratings
         Short    Long term   Short term   Long term   Short term   Long term
S&P         A1   A positive          A1+          AA         A-1+         AA-
Moodys     P-1           A1          P-1         Aa1          P-1         Aa2
Fitch       F1           A+          F1+         AA+          F1+         AA-



----------------------------------------------------------------------------------------------------------------------
Trustee Principal Ledger Receipts and Distribution

                                Principal Received                Funding              Funding 2               Seller

Month                           (GBP)1,863,172,157       (GBP)364,607,317       (GBP)321,424,003   (GBP)1,177,140,837

----------------------------------------------------------------------------------------------------------------------

Principal receipts reflect actual cash amounts received in the month. The distribution takes place on the 6th business day after the trust determination date.

-------------------------------------------------------------------------------------------------------------------------------
Trustee Revenue Ledger Receipts and Distribution

                                        Receipts
              Revenue Received      GIC Interest              sub-total      Administration fee         Available revenue

Month         (GBP)171,732,724    (GBP)6,283,706       (GBP)178,016,430          (GBP)2,444,321          (GBP)175,572,109
-------------------------------------------------------------------------------------------------------------------------------



-------------------------------------------------------------------------------------------------
Trustee Revenue Distribution

                                         Funding              Funding 2                  Seller

Month                            (GBP)64,413,825        (GBP)91,651,310         (GBP)19,506,974
-------------------------------------------------------------------------------------------------


Revenue receipts reflect actual cash amounts received in the month. The distribution takes place on the 6th business day after the trust determination date.

On a monthly basis Trustee receipts are shared on a pro-rata basis between Northern Rock, Granite Finance Funding Limited and Granite Finance Funding 2 Limited in relation to their respective shares of the trust. Granite Finance Funding will in turn distribute its revenue between the issuers (Granite Mortgages 01-1 plc to Granite Mortgages 04-3 plc).
Granite Finance Funding 2 Limited distributes its share of revenue to Granite Master Issuer plc in accordance with the underlying series of notes issued by Granite Master Issuer plc.

Granite Master Issuer Waterfall 20 September 2006
-------------------------------------------------

Distribution of Issuer Available Revenue Receipts                         Total

Issuer available revenue receipts from Funding2                      74,953,617
Issuer available revenue receipts - Issuers Revenue Ledger            2,488,112
Issuer available reserve fund                                       288,263,834

                                                                    365,705,563

Issuer required revenue receipts                                     74,953,617

3rd party creditors                                                           0
Issuer cash manager                                                      28,205
Amounts due to the  A notes and A swap providers                     59,210,772
Amounts due to the  B notes and B note swap providers                 2,778,126
Amounts due to the  M notes and M note swap providers                 2,772,725
Amounts due to the  C notes and C note swap providers                 3,492,854
Interest due on start-up loan (from Northern Rock plc)                1,267,160
Principal due on start-up loan                                        6,739,620
To fund issuer reserve fund                                         285,619,338
To fund funding reserve fund                                          2,644,496
To fund Series 05-2,05-3,05-4,06-1 and 06-2 Payment Date              1,152,268

Excess of available revenue receipts over required receipts           6,739,620


Additional Notes to the Investor Reports

An "asset trigger event" is the event that occurs when an amount is debited to the principal deficiency sub-ledger in relation to the class A notes of any Funding issuer or to the AAA principal deficiency sub-ledger of Funding 2. Following an asset trigger event controlled amortisation schedules will no longer apply and the notes will become pass-through notes paying principal pro rata on the most senior outstanding notes and then sequential.

No asset trigger event has occurred

A "non-asset trigger event" means any of the following events:

     o    an insolvency event occurs in relation to the seller;
     o the seller's role as administrator is terminated and a new administrator is not appointed within 60 days; or
     o on the distribution date immediately succeeding a seller share event distribution date, the current seller share is equal to or less than the minimum seller share (determined using the amounts of the current seller share and minimum seller share that would exist after making the distributions of mortgages trustee principal receipts due on that distribution date A "seller share event" will occur if, on a distribution date, (i) the result of the calculation of the current seller share on that distribution date would be equal to or less than the minimum seller share for such distribution date (determined using the amounts of the current seller share and minimum seller share that would exist after making the distributions of mortgages trustee principal receipts due on that distribution date and (ii) a seller share event has not occurred on the immediately preceding distribution date).

No non-asset trigger event has occurred

A arrears trigger event will occur if the outstanding principal balance of 90+ day arrears in the trust exceed 2%. In the event of an arrears trigger the Granite Mortgages 04-2 issuer reserve fund will step up to 1.415%, the Granite 04-3 issuer reserve fund will step up to 1.38% and the Funding 2 reserve fund required amount increases by (GBP)21.5 million. This trigger event is curable.

No arrears trigger event has occurred.

A step up trigger event will occur if any issuer is not called on its step up and call date. In the event of an issuer non call trigger the Granite Mortgages 04-2 issuer reserve fund target will step up by 0.275%, the Granite Mortgages 04-3 issuer reserve fund target by 0.27%, the Funding reserve target will step up by 0.10% and the Funding 2 reserve fund required amount increases by
(GBP)21.5 million. If the step up trigger occurs in conjunction with an arrears trigger the Funding 2 Reserve Fund will increase by (GBP)43 million. If the breach is rectified only the Funding 2 reserve fund required amount will reduce to its original target.

No step up trigger event has occurred.

An accelerated controlled amortisation trigger will occur if any of the issuers are not called on their step up and call dates. In the event of an accelerated controlled amortisation trigger all notes issued by Granite Mortgages 04-2 plc, Granite Mortgages 04-3 plc and all series issued by Granite Master Issuer plc become pass through securities.

No accelerated controlled amortisation trigger has occurred.

In addition, no assignment of new mortgage loans may occur after the earlier to occur of:

          o a step-up date in respect of the notes of any Funding issuer, if the option to redeem such notes on that step-up date pursuant to the terms and conditions of such notes is not exercised; or
          o a step-up date in respect of any series and class of notes of the issuer, if the option to redeem any such notes on that step-up date pursuant to the terms and conditions of such notes is not exercised and the aggregate principal amount outstanding of such notes (together with any other notes of the issuer in respect of which the step-up date has passed) as at such step-up date exceeds (GBP)1,000,000,000; or
          o the date falling 12 months after the occurrence of a step-up date in respect of any series and class of notes of the issuer, if the option to redeem such notes by such date pursuant to the terms and conditions of such notes is not exercised.

All notes issued by Granite Master Issuer which have passed their step up and call date will pay principal and intyerest monthly.

All of the conditions for assigning new loans continue to be complied with.

Deferral of repayment of subordinated notes

Amortisation of subordinated notes will be deferred if:

          o    the principal balance of mortgages in arrears is greater than 4%
          o Funding 2 plus Granite Master Issuer is less than the programme reserve required amount
          o    debit balance on subordinate note PDL

None of the conditions leading to deferral of the subordinated notes has been met.

Legal proceedings
There are no material legal proceedings against Northern Rock plc, any of the Granite entities or the Trustee.

Notes      Granite Mortgages 01-1 plc

----------------------------------------------------------------------------------------------------------------------------------
          ISIN            Brought forward  Repaid       Outstanding  Rating Moodys/  Reference   Margin        Pool   Expected
                                                                          S&P/Fitch       Rate               factor   Maturity
Series 1

A1        US387413 AA59                $0      $0                $0     Aaa/AAA/AAA        N/A     0.12%          0        N/A

A2        US387413 AB33      $215,000,000      $0      $215,000,000     Aaa/AAA/AAA       5.71%    0.21%    0.29252     Jan-08

B         US387413 AC16       $34,500,000      $0       $34,500,000     Aa2/AA+/AA+       5.90%    0.40%   0.690000     Jan-08

C         US387413 AD98       $46,000,000      $0       $46,000,000      Baa1/A-/A-       6.90%    1.40%    0.68148     Jan-08

Series 2

A         XS0126890390   (GBP)350,000,000  (GBP)0  (GBP)350,000,000     Aaa/AAA/AAA       4.98%    0.24%    1.00000     Jan-08

B         XS0126890473    (GBP)10,000,000  (GBP)0   (GBP)10,000,000     Aa1/AA+/AA+       5.14%    0.40%    1.00000     Jan-08

C         XS0126890556    (GBP)15,000,000  (GBP)0   (GBP)15,000,000        A3/A-/A-       6.14%    1.40%    1.00000     Jan-08
----------------------------------------------------------------------------------------------------------------------------------

Credit Enhancement

-------------------------------------------------------------------------------------------
                                                                                 % of Notes
                                                                                Outstanding

Class B Notes ((GBP) Equivalent)                         (GBP)33,698,310              5.83%

Class C Notes ((GBP) Equivalent)                         (GBP)46,597,747              8.06%
-------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------
Granite Mortgages 01-1 Reserve Fund Requirement          (GBP)20,000,000              0.15%

Balance Brought Forward                                  (GBP)20,000,000              0.15%

Drawings this Period                                              (GBP)0              0.00%

Excess Spread this Period                                   (GBP)241,154              0.00%

Funding Reserve Fund Top-up this Period*                   -(GBP)241,154              0.00%

Current Balance                                          (GBP)20,000,000              0.15%
-------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------
Funding Reserve Balance brought forward                 (GBP)151,615,303              1.13%

Excess spread this period                                (GBP)13,850,488              0.10%

Repayment of start up loan interest                     -(GBP)17,475,038             -0.13%

Funding reserve Balance carried forward                 (GBP)147,990,753              1.10%

Funding Reserve %                                                   1.0%                 NA
-------------------------------------------------------------------------------------------

Notes             Granite Mortgages 01-2 plc

----------------------------------------------------------------------------------------------------------------------------------
          ISIN            Brought forward  Repaid       Outstanding  Rating Moodys/  Reference   Margin        Pool   Expected
                                                                          S&P/Fitch       Rate               factor   Maturity
Series 1

A         US38741PAA66        $57,000,000      $0       $57,000,000     Aaa/AAA/AAA       5.73%    0.23%    0.04385     Oct-06

B         US38741PAB40        $30,500,000      $0       $30,500,000     Aa1/AA+/AA+       5.90%    0.40%    0.70115     Oct-06

C         US38741PAC23        $40,500,000      $0       $40,500,000      Baa1/A-/A-       6.88%   1.375%    0.69828     Oct-06


Series 2

A         XS0134454510   (GBP)500,000,000  (GBP)0  (GBP)500,000,000     Aaa/AAA/AAA       4.99%    0.25%    1.00000     Oct-06

B         XS0134454866    (GBP)15,000,000  (GBP)0   (GBP)15,000,000     Aa1/AA+/AA+       5.16%    0.42%    1.00000     Oct-06

C         XS0134455590    (GBP)20,000,000  (GBP)0   (GBP)20,000,000      Baa1/A-/A-       6.14%    1.40%    1.00000     Oct-06

D         XS0134456218             (GBP)0  (GBP)0            (GBP)0   Baa3/BB+/BBB+       9.34%    4.60%   0.000000     Oct-06
----------------------------------------------------------------------------------------------------------------------------------


Credit Enhancement

-------------------------------------------------------------------------------------------
                                                                                 % of Notes
                                                                                Outstanding

Class B Notes ((GBP) Equivalent)                         (GBP)36,034,483              5.78%

Class C Notes ((GBP) Equivalent)                         (GBP)47,931,034              7.69%

Class D Notes                                                     (GBP)0              0.00%
-------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------
Granite Mortgages 01-2 Reserve Fund Requirement          (GBP)20,000,000              0.15%

Balance Brought Forward                                  (GBP)20,000,000              0.15%

Drawings this Period                                              (GBP)0              0.00%

Excess Spread this Period                                   (GBP)228,264              0.00%

Funding Reserve Fund Top-up this Period*                   -(GBP)228,264              0.00%

Current Balance                                          (GBP)20,000,000              0.15%
-------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------
Funding Reserve Balance brought forward                 (GBP)151,615,303              1.13%

Excess spread this period                                (GBP)13,850,488              0.10%

Repayment of start up loan interest                     -(GBP)17,475,038             -0.13%

Funding reserve Balance carried forward                 (GBP)147,990,753              1.10%

Funding Reserve %                                                   1.0%                 NA
-------------------------------------------------------------------------------------------

Notes             Granite Mortgages 02-1 plc

------------------------------------------------------------------------------------------------------------------------------------
          ISIN           Brought forward   Repaid      Outstanding   Rating Moodys/   Reference        Margin       Pool   Expected
                                                                          S&P/Fitch        Rate                   factor   Maturity
Series 1

A1        US38741NAA19                $0       $0                $0     Aaa/AAA/AAA       N/A          0.10%   0.000000        N/A

A2        US38741NAB91      $260,800,000       $0      $260,800,000     Aaa/AAA/AAA      5.66%         0.16%    0.20465     Apr 07

B         US38741NAD57       $63,700,000       $0       $63,700,000     Aa2/AA+/AA+      5.83%         0.33%   0.913920     Apr 07

C         US38741NAC64       $88,100,000       $0       $88,100,000    Baa1/A-/BBB+      6.80%         1.30%   0.912950     Apr 07

Series 2

A         XS0144804712  (GBP)460,000,000   (GBP)0   (GBP)460,000,000    Aaa/AAA/AAA      4.94%         0.20%   1.000000     Apr 07

B         XS0144805958   (GBP)16,200,000   (GBP)0   (GBP)16,200,000     Aa1/AA+/AA+      5.09%         0.35%   1.000000     Apr 07

C         XS0144806253   (GBP)22,500,000   (GBP)0   (GBP)22,500,000    Baa1/A-/BBB+      6.04%         1.30%   1.000000     Apr 07

D         XS0144806501   (GBP)1,000,000    (GBP)0   (GBP)1,000,000    Baa3/BB+/BBB       9.24%         4.50%   0.066670     Oct 06

Series 3
                                                                                                    Fixed to
A         XS0144807657  (EUR)600,000,000  (EUR)0   (EUR)600,000,000    Aaa/AAA/AAA       5.15%         04/07   1.000000     Apr 07

B         XS0144807491  (EUR)21,100,000   (EUR)0   (EUR)21,100,000     Aa1/AA+/AA+       3.45%         0.35%   1.000000     Apr 07

C         XS0144807814  (EUR)29,300,000   (EUR)0   (EUR)29,300,000    Baa1/A-/BBB+       4.40%         1.30%   1.000000     Apr 07
------------------------------------------------------------------------------------------------------------------------------------

Credit Enhancement

-------------------------------------------------------------------------------------------
                                                                                 % of Notes
                                                                                Outstanding

Class B Notes ((GBP) Equivalent)                         (GBP)74,386,977              6.22%

Class C Notes ((GBP) Equivalent)                        (GBP)103,048,369              8.62%

Class D Notes                                             (GBP)1,000,000              0.08%
-------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------
Granite Mortgages 02-1 Reserve Fund Requirement          (GBP)34,372,240              0.26%

Balance Brought Forward                                  (GBP)34,372,240              0.26%

Drawings this Period                                              (GBP)0              0.00%

Excess Spread this Perod                                    (GBP)520,661              0.00%

Funding Reserve Fund Top-up this Period*                   -(GBP)520,661              0.00%

Current Balance                                          (GBP)34,372,240              0.26%
-------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------
Funding Reserve Balance brought forward                 (GBP)151,615,303              1.13%

Excess spread this period                                (GBP)13,850,488              0.10%

Repayment of start up loan interest                     -(GBP)17,475,038             -0.13%

Funding reserve Balance carried forward                 (GBP)147,990,753              1.10%

Funding Reserve %                                                   1.0%                 NA
-------------------------------------------------------------------------------------------

Notes             Granite Mortgages 02-2 plc

-----------------------------------------------------------------------------------------------------------------------------------
          ISIN          Brought forward   Repaid        Outstanding      Rating Moodys/   Reference    Margin       Pool   Expected
                                                                              S&P/Fitch        Rate               factor   Maturity
Series 1


A1        US38741RAA23                 $0       $0                   $0      Aaa/AAA/AAA        N/A     0.11%   0.000000        N/A

A2        US38741RAB06       $435,000,000       $0         $435,000,000      Aaa/AAA/AAA       5.68%    0.18%   0.378260     Jan 08

B         US38741RAC88        $60,000,000       $0          $60,000,000      Aa2/AA+/AA+       5.87%    0.37%   1.000000     Jan 08

C         US38741RAD61        $88,000,000       $0          $88,000,000       Baa1/A-/A-       6.75%    1.25%   1.000000     Jan 08

Series 2

A         XS0153568638   (EUR)410,000,000   (EUR)0    (EUR) 410,000,000      Aaa/AAA/AAA       3.29%    0.19%   0.372730     Jan 08

B         XS0153568984    (EUR)41,000,000   (EUR)0     (EUR) 41,000,000      Aa2/AA+/AA+       3.47%    0.37%   1.000000     Jan 08

C         XS0153569289    (EUR)53,000,000   (EUR)0     (EUR) 53,000,000       Baa1/A-/A-       4.35%    1.25%   1.000000     Jan 08

Series 3

A         XS0153569792   (GBP)665,000,000    (GBP)  0  (GBP)665,000,000      Aaa/AAA/AAA       4.93%    0.19%   1.000000     Jan 08

B         XS0153569875    (GBP)25,000,000    (GBP)  0   (GBP)25,000,000      Aa1/AA+/AA+       5.11%    0.37%   1.000000     Jan 08

C         XS0153569958    (GBP)33,000,000    (GBP)  0   (GBP)33,000,000         A3/A-/A-       5.99%    1.25%   1.000000     Jan 08
-----------------------------------------------------------------------------------------------------------------------------------

Credit Enhancement

-------------------------------------------------------------------------------------------
                                                                                 % of Notes
                                                                                Outstanding

Class B Notes ((GBP) Equivalent)                         (GBP)90,075,689              6.33%

Class C Notes ((GBP) Equivalent)                        (GBP)123,900,819              8.71%
-------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------
Granite Mortgages 02-2 Reserve Fund Requirement          (GBP)39,000,000              0.29%

Balance Brought Forward                                  (GBP)39,000,000              0.29%

Drawings this Period                                              (GBP)0              0.00%

Excess Spread this Period                                   (GBP)728,901              0.01%

Funding Reserve Fund Top-up this Period*                   -(GBP)728,901             -0.01%

Current Balance                                          (GBP)39,000,000              0.29%
-------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------
Funding Reserve Balance brought forward                 (GBP)151,615,303              1.13%

Excess spread this period                                (GBP)13,850,488              0.10%

Repayment of start up loan interest                     -(GBP)17,475,038             -0.13%

Funding reserve Balance carried forward                 (GBP)147,990,753              1.10%

Funding Reserve %                                                   1.0%                 NA
-------------------------------------------------------------------------------------------

Notes             Granite Mortgages 03-1 plc

----------------------------------------------------------------------------------------------------------------------------------
          ISIN            Brought forward  Repaid       Outstanding     Rating Moodys/   Reference   Margin        Pool   Expected
                                                                             S&P/Fitch        Rate               factor   Maturity
Series 1

A1        US38741TAA88                  $0                          $0    P-1/A-1+/F1+         N/A   -0.01%   0.000000        N/A

A2        US38741TAB61        $392,432,502       $0       $392,432,502     Aaa/AAA/AAA       5.69%    0.19%    0.32035     Apr 08

A3**      US38741TAC45         $96,105,919       $0        $96,105,919     Aaa/AAA/AAA         N/A    0.40%    0.32035     Apr 08

B         US38741TAD28         $42,000,000       $0        $42,000,000     Aa2/AA+/AA+       5.93%    0.43%   1.000000     Apr 08

C         US38741TAE01         $56,000,000       $0        $56,000,000      Baa2/A-/A-       6.95%    1.45%   1.000000     Apr 08

Series 2

A         XS0160702113    (EUR)900,000,000   (EUR)0   (EUR)900,000,000     Aaa/AAA/AAA       3.34%    0.24%   1.000000     Apr 08

B         XS0160702204     (EUR)62,000,000   (EUR)0    (EUR)62,000,000     Aa2/AA+/AA+       3.53%    0.43%   1.000000     Apr 08

C         XS0160702386     (EUR)94,500,000   (EUR)0    (EUR)94,500,000      Baa2/A-/A-       4.55%    1.45%   1.000000     Apr 08

Series 3

A         XS0160703434    (GBP)665,000,000   (GBP)0   (GBP)665,000,000     Aaa/AAA/AAA       4.98%    0.24%   1.000000     Apr 08

B         XS0160703608     (GBP)31,000,000   (GBP)0    (GBP)31,000,000     Aa2/AA+/AA+       5.17%    0.43%   1.000000     Apr 08

C         XS0160703780     (GBP)41,000,000   (GBP)0    (GBP)41,000,000      Baa2/A-/A-       6.19%    1.45%   1.000000     Apr 08
----------------------------------------------------------------------------------------------------------------------------------
** Reference rate is determined based on the avergae daily US Federal Funds rate and is calculated in arrears.

Credit Enhancement

-------------------------------------------------------------------------------------------
                                                                                 % of Notes
                                                                                Outstanding

Class B Notes ((GBP) Equivalent)                         (GBP)97,837,647              5.45%

Class C Notes ((GBP) Equivalent)                        (GBP)137,914,263              7.68%
-------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------
Granite Mortgages 03-1 Reserve Fund Requirement          (GBP)45,000,000              0.33%

Balance Brought Forward                                  (GBP)45,000,000              0.33%

Drawings this Period                                              (GBP)0              0.00%

Excess Spread this Period                                   (GBP)541,073              0.00%

Funding Reserve Fund Top-up this Period*                   -(GBP)541,073              0.00%

Current Balance                                          (GBP)45,000,000              0.33%
-------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------
Funding Reserve Balance brought forward                 (GBP)151,615,303              1.13%

Excess spread this period                                (GBP)13,850,488              0.10%

Repayment of start up loan interest                     -(GBP)17,475,038             -0.13%

Funding reserve Balance carried forward                 (GBP)147,990,753              1.10%

Funding Reserve %                                                   1.0%                 NA
-------------------------------------------------------------------------------------------

Notes             Granite Mortgages 03-2 plc

----------------------------------------------------------------------------------------------------------------------------------
          ISIN             Brought forward   Repaid        Outstanding  Rating Moodys/   Reference    Margin       Pool   Expected
                                                                             S&P/Fitch        Rate               factor   Maturity
Series 1

A1        US38741QAA40                  $0       $0                 $0     Aaa/AAA/AAA         N/A     0.08%   0.000000        N/A

A2        US38741QAB23        $335,463,046       $0       $335,463,046     Aaa/AAA/AAA       5.66%     0.16%   0.333462     Jul 07

A3        US38741QAC06        $500,000,000       $0       $500,000,000     Aaa/AAA/AAA       5.75%     0.25%   1.000000     Jul 10

B         US38741QAD88         $76,500,000       $0        $76,500,000     Aa1/AA+/AA+       5.99%     0.49%   1.000000     Jul 10

C         US38741QAE61         $10,500,000       $0        $10,500,000      Baa1/A-/A-       7.05%     1.55%   1.000000     Jul 10

Series 2

A         XS0168665718    (EUR)300,000,000   (EUR)0   (EUR)300,000,000     Aaa/AAA/AAA       3.35%     0.25%   0.600000     Jul 10

B         XS0168666013     (EUR)72,900,000   (EUR)0    (EUR)72,900,000     Aa1/AA+/AA+       3.59%     0.49%   0.145800     Jul 10

M         XS0168771748     (EUR)52,300,000   (EUR)0    (EUR)52,300,000       Aa3/A+/AA       3.85%     0.75%   0.104600     Jul 10

                                                                                                       Fixed
                                                                                                       until
C1        XS0168666104     (EUR)16,000,000   (EUR)0    (EUR)16,000,000      Baa1/A-/A-       5.20%     07/10   0.032000     Jul 10

C2        XS0168666443     (EUR)65,500,000   (EUR)0    (EUR)65,500,000      Baa1/A-/A-       4.65%     1.55%   0.131000     Jul 10

Series 3
                                                                                                       Fixed
                                                                                                       until
A         XS0168666526    (GBP)352,280,000   (GBP)0   (GBP)352,280,000     Aaa/AAA/AAA      4.625%     07/10  11.363871     Jul 10

C         XS0168666872     (GBP)15,000,000   (GBP)0    (GBP)15,000,000      Baa1/A-/A-       6.29%     1.55%   0.365854     Jul 10
----------------------------------------------------------------------------------------------------------------------------------

Credit Enhancement

-------------------------------------------------------------------------------------------
                                                                                 % of Notes
                                                                                Outstanding

Class B and M Notes ((GBP) Equivalent)                  (GBP)137,050,418             10.52%    All of the notes issued by Granite
                                                                                               Mortgages 03-2 plc may be redeemed on
Class C Notes ((GBP) Equivalent)                         (GBP)79,770,315              6.12%    the payment date falling in July 2008
-------------------------------------------------------------------------------------------    and any payment date thereafter if
                                                                                               the New Basel Capital Accord has been
                                                                                               implemented in the United Kingdom.
-------------------------------------------------------------------------------------------
Granite Mortgages 03-2 Reserve Fund Requirement          (GBP)35,000,000              0.26%

Balance Brought Forward                                  (GBP)35,000,000              0.26%

Drawings this Period                                              (GBP)0              0.00%

Excess Spread this Period                                   (GBP)362,954              0.00%

Funding Reserve Fund Top-up this Period*                   -(GBP)362,954              0.00%

Current Balance                                          (GBP)35,000,000              0.26%
-------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------
Funding Reserve Balance brought forward                 (GBP)151,615,303              1.13%

Excess spread this period                                (GBP)13,850,488              0.10%

Repayment of start up loan interest                     -(GBP)17,475,038            -0.13%

Funding reserve Balance carried forward                 (GBP)147,990,753              1.10%

Funding Reserve %                                                    1.0%               NA
-------------------------------------------------------------------------------------------
*Top-ups only occur at the end of each quarter.




Notes             Granite Mortgages 03-3 plc

----------------------------------------------------------------------------------------------------------------------------------
          ISIN             Brought forward   Repaid        Outstanding  Rating Moodys/   Reference    Margin       Pool   Expected
                                                                             S&P/Fitch        Rate               factor   Maturity
Series 1

A1        US38741UAA51                  $0       $0                 $0     Aaa/AAA/AAA        N/A      0.08%   0.000000        N/A

A2        US38741UAB35                  $0       $0                 $0     Aaa/AAA/AAA       5.62%     0.12%          0     Apr 06

A3        US38741UAC18        $427,228,501       $0       $427,228,501     Aaa/AAA/AAA       5.70%     0.20%   0.854457     Jan 09

B         US38741UAD90         $72,000,000       $0        $72,000,000     Aa1/AA+/AA+       5.95%     0.45%   1.000000     Jan 09

M         US38741UAE73         $27,000,000       $0        $27,000,000       Aa3/A+/AA       6.20%     0.70%   1.000000     Jan 09

C         US38741UAF49         $50,000,000       $0        $50,000,000    Baa1/A-/BBB+       6.95%     1.45%   1.000000     Jan 09

Series 2

A         XS0176409927    (GBP)546,852,482   (EUR)0   (GBP)546,852,482     Aaa/AAA/AAA       4.93%     0.19%   0.854457     Jan 09

B         XS0176410180     (GBP)23,000,000   (EUR)0    (GBP)23,000,000     Aa1/AA+/AA+       5.19%     0.45%   1.000000     Jan 09

M         XS0176410347      (GBP)7,500,000   (EUR)0     (GBP)7,500,000       Aa3/A+/AA       5.44%     0.70%   1.000000     Jan 09

C         XS0176410420     (GBP)55,000,000   (EUR)0    (GBP)55,000,000    Baa1/A-/BBB+       6.19%     1.45%   1.000000     Jan 09

Series 3

A         XS0176410693    (GBP)340,000,000   (GBP)0   (GBP)340,000,000     Aaa/AAA/AAA       3.29%     0.19%   1.000000     Jan 09

B         XS0176410776     (GBP)28,500,000   (GBP)0    (GBP)28,500,000     Aa1/AA+/AA+       3.55%     0.45%   1.000000     Jan 09

M         XS0176410859     (GBP)11,500,000   (GBP)0    (GBP)11,500,000       Aa3/A+/AA       3.80%     0.70%   1.000000     Jan 09

C         XS0176411071      (GBP)7,500,000   (GBP)0     (GBP)7,500,000    Baa1/A-/BBB+       4.55%     1.45%   1.000000     Jan 09
----------------------------------------------------------------------------------------------------------------------------------


Credit Enhancement

-------------------------------------------------------------------------------------------
                                                                                 % of Notes
                                                                                Outstanding

Class B and M Notes ((GBP) Equivalent)                  (GBP)122,676,688             10.34%    All of the notes issued by Granite
                                                                                               Mortgages 03-3 plc may be redeemed on
Class C Notes ((GBP) Equivalent)                         (GBP)76,908,644              6.48%    the payment date falling in July 2008
-------------------------------------------------------------------------------------------    and any payment date thereafter if
                                                                                               the New Basel Capital Accord has been
                                                                                               implemented in the United Kingdom.
-------------------------------------------------------------------------------------------
Granite Mortgages 03-3 Reserve Fund Requirement          (GBP)33,400,000              0.25%

Balance Brought Forward                                  (GBP)33,400,000              0.25%

Drawings this Period                                              (GBP)0              0.00%

Excess Spread this Period                                   (GBP)452,815              0.00%

Funding Reserve Fund Top-up this Period*                   -(GBP)452,815              0.00%

Current Balance                                          (GBP)33,400,000              0.25%
-------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------
Funding Reserve Balance brought forward                 (GBP)151,615,303              1.13%

Excess spread this period                                (GBP)13,850,488              0.10%

Repayment of start up loan interest                     -(GBP)17,475,038             -0.13%

Funding reserve Balance carried forward                 (GBP)147,990,753              1.10%

Funding Reserve %                                                   1.0%                 NA
-------------------------------------------------------------------------------------------



Notes             Granite Mortgages 04-1 plc

------------------------------------------------------------------------------------------------------------------------------------
                                                                                      Rating
          ISIN            Brought forward            Repaid        Outstanding       Moodys/  Reference  Margin       Pool  Expected
                                                                                   S&P/Fitch       Rate             factor  Maturity
Series 1

A1        US38741VAA35                 $0                $0                 $0  P-1/A-1+/F1+       N/A    -0.04%  0.000000       N/A

A2        US38741VAB18                 $0                $0                 $0   Aaa/AAA/AAA      5.46%    0.07%  0.000000    Mar 06

B         US38741VAC90                 $0                $0                 $0   Aa2/AA+/AA+      5.60%    0.21%  0.000000    Jun 06

M         US38741VAE56                 $0                $0                 $0     Aa3/A+/AA      5.80%    0.41%  0.000000    Jun 06

C         US38741VAD73                 $0                $0                 $0    A2/A-/BBB+      6.29%    0.90%  0.000000    Jun 06

Series 2

A1        US38741VAF22     $1,185,000,000       $72,000,000     $1,113,000,000   Aaa/AAA/AAA      5.55%    0.16%  0.939241    Mar 09

A2        XS0184562816   (EUR)900,000,000   (EUR)40,000,000   (EUR)860,000,000   Aaa/AAA/AAA      3.50%    0.16%  0.955556    Mar 09

B         XS0184563111    (EUR)91,000,000            (EUR)0    (EUR)91,000,000   Aa2/AA+/AA+      3.68%    0.34%  1.000000    Mar 09

M         XS0184563541    (EUR)45,000,000            (EUR)0    (EUR)45,000,000      A1/A+/AA      3.91%    0.57%  1.000000    Mar 09

C         XS0184563897    (EUR)60,000,000            (EUR)0    (EUR)60,000,000  Baa1/A-/BBB+      4.41%    1.07%  1.000000    Mar 09

Series 3

A         XS0184565249   (GBP)600,000,000   (GBP)27,000,000   (GBP)573,000,000   Aaa/AAA/AAA      5.21%    0.16%  0.955000    Mar 09

B         XS0184566130    (GBP)23,000,000            (GBP)0    (GBP)23,000,000   Aa2/AA+/AA+      5.39%    0.34%  1.000000    Mar 09

M         XS0184566569    (GBP)10,000,000            (GBP)0    (GBP)10,000,000      A1/A+/AA      5.62%    0.57%  1.000000    Mar 09

C         XS0184567534    (GBP)20,000,000            (GBP)0    (GBP)20,000,000  Baa1/A-/BBB+      6.12%    1.07%  1.000000    Mar 09
------------------------------------------------------------------------------------------------------------------------------------


Credit Enhancement

-------------------------------------------------------------------------------------------
                                                                                 % of Notes
                                                                                Outstanding

Class B and M Notes ((GBP) Equivalent)                  (GBP)126,793,104              6.47%    All of the notes issued by Granite
                                                                                               Mortgages 04-1 plc may be redeemed on
Class C Notes ((GBP) Equivalent)                         (GBP)61,379,310              3.13%    the payment date falling in June 2008
-------------------------------------------------------------------------------------------    and any payment date thereafter if
                                                                                               the New Basel Capital Accord has been
                                                                                               implemented in the United Kingdom.
-------------------------------------------------------------------------------------------
Granite Mortgages 04-1 Reserve Fund Requirement          (GBP)60,000,000              0.45%

Balance Brought Forward                                  (GBP)60,000,000              0.45%

Drawings this Period                                              (GBP)0              0.00%

Excess Spread this Period                                 (GBP)4,273,418              0.03%

Funding Reserve Fund Top-up this Period*                 -(GBP)4,273,418             -0.03%

Current Balance                                          (GBP)60,000,000              0.45%
-------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------
Funding Reserve Balance brought forward                 (GBP)151,615,303              1.13%

Excess spread this period                                (GBP)13,850,488              0.10%

Repayment of start up loan interest                     -(GBP)17,475,038             -0.13%

Funding reserve Balance carried forward                 (GBP)147,990,753              1.10%

Funding Reserve %                                                   1.0%                 NA
-------------------------------------------------------------------------------------------

Notes             Granite Mortgages 04-2 plc

------------------------------------------------------------------------------------------------------------------------------------
                                                                                       Rating
         ISIN              Brought forward          Repaid          Outstanding       Moodys/  Reference  Margin      Pool  Expected
                                                                                    S&P/Fitch       Rate            factor  Maturity
Series 1

A1       US38741WAA18                   $0              $0                   $0   Aaa/AAA/AAA        N/A   0.04%  0.000000       N/A

A2       US38741WAB90         $178,954,840    $178,954,840                   $0   Aaa/AAA/AAA       5.46%  0.07%  0.000000    Sep 06

B        US38741WAC73           $5,447,636      $5,447,636                   $0    Aa2/AA+/AA       5.56%  0.17%  0.000000    Sep 06

M        US38741WAD56           $4,494,300      $4,494,300                   $0       A1/A+/A       5.67%  0.28%  0.000000    Sep 06

C        US38741WAE30           $9,941,936      $9,941,936                   $0    A3/A-/BBB+       6.09%  0.70%  0.000000    Sep 06

Series 2

A1       XS0193212825   (EUR)1,340,000,000  (EUR)9,692,097   (EUR)1,330,307,903   Aaa/AAA/AAA       3.48%  0.14%  0.992767    Dec 10

A2       XS0193213807     (GBP)244,000,000  (GBP)2,317,686     (GBP)241,682,314   Aaa/AAA/AAA       5.19%  0.14%  0.990501    Dec 10

B        XS0193215414      (EUR)92,000,000    (EUR)732,709      (EUR)91,267,291    Aa3/AA+/AA       3.61%  0.27%  0.992036    Dec 10

M        XS0193216578      (EUR)53,500,000    (EUR)437,621      (EUR)53,062,379       A2/A+/A       3.74%  0.40%  0.991820    Dec 10

C        XS0193217030      (EUR)89,000,000    (EUR)916,452      (EUR)88,083,548  Baa2/A-/BBB+       4.14%  0.80%  0.989703    Dec 10

Series 3

A        XS0193218350     (GBP)752,100,000          (GBP)0     (GBP)752,100,000   Aaa/AAA/AAA       5.21%  0.16%  1.000000    Jun 11

B        XS0193218863      (GBP)38,900,000          (GBP)0      (GBP)38,900,000    Aa2/AA+/AA       5.37%  0.32%  1.000000    Jun 11

M        XS0193219754      (GBP)26,500,000          (GBP)0      (GBP)26,500,000       A1/A+/A       5.52%  0.47%  1.000000    Jun 11

C        XS0193220927      (GBP)48,500,000          (GBP)0      (GBP)48,500,000  Baa1/A-/BBB+       5.90%  0.85%  1.000000    Jun 11
------------------------------------------------------------------------------------------------------------------------------------


Credit Enhancement

---------------------------------------------------------------------------------------
                                                                             % of Notes
                                                                            Outstanding


Class B and M Notes ((GBP) Equivalent)                  (GBP)163,583,447           7.54%       All of the notes issued by Granite
                                                                                               Mortgages 04-2 plc may be redeemed on
Class C Notes ((GBP) Equivalent)                        (GBP)108,420,781           4.99%       the payment date falling in June 2008
                                                                                               and any payment date thereafter if
                                                                                               the New Basel Capital Accord has been
Granite Mortgages 04-2 Reserve Fund Requirement          (GBP)44,900,000           0.33%       implemented in the United Kingdom.

Balance Brought Forward                                  (GBP)44,900,000          0.33%

Drawings this Period                                              (GBP)0          0.00%

Excess Spread this Period                                 (GBP)4,476,911          0.03%

Funding Reserve Fund Top-up this Period*                 -(GBP)4,476,911         -0.03%

Current Balance                                          (GBP)44,900,000          0.33%


Funding Reserve Balance brought forward                 (GBP)151,615,303          1.13%

Excess spread this period                                (GBP)13,850,488          0.10%

Repayment of start up loan interest                     -(GBP)17,475,038         -0.13%

Funding reserve Balance carried forward                 (GBP)147,990,753          1.10%

Funding Reserve %                                                   1.0%             NA
---------------------------------------------------------------------------------------

Notes             Granite Mortgages 04-3 plc

------------------------------------------------------------------------------------------------------------------------------------
                                                                                     Rating
         ISIN              Brought forward         Repaid         Outstanding       Moodys/   Reference   Margin      Pool  Expected
                                                                                  S&P/Fitch        Rate             factor  Maturity

Series 1

A1        US38741SAA06                  $0             $0                  $0   Aaa/AAA/AAA        N/A     0.06%  0.000000       N/A

A2        XS0201482766             (EUR) 0        (EUR) 0             (EUR) 0   Aaa/AAA/AAA       3.41%    0.07%  0.000000    Dec 05

A3        US38741SAB88        $598,469,728   $235,216,312        $363,253,416   Aaa/AAA/AAA       5.49%    0.10%  0.291045    Mar 07

B         US38741SAC61         $28,386,674    $11,156,803         $17,229,871    Aa3/AA+/AA       5.55%    0.16%  0.291045    Mar 07

M         US38741SAD45         $15,056,445     $5,917,628          $9,138,817       A2/A+/A       5.66%    0.27%  0.291045    Mar 07

C         US38741SAE28         $30,064,940    $11,816,411         $18,248,529  Baa2/A-/BBB+       5.98%    0.59%  0.291045    Mar 07

Series 2

A1        US38741SAF92        $713,700,000             $0        $713,700,000   Aaa/AAA/AAA       5.53%    0.14%  1.000000    Mar 10

A2        XS0201483228    (EUR)800,150,000         (EUR)0    (EUR)800,150,000   Aaa/AAA/AAA       3.48%    0.14%  1.000000    Mar 10

B         XS0201483657     (EUR)74,400,000         (EUR)0     (EUR)74,400,000    Aa1/AA+/AA       3.62%    0.28%  0.092983    Mar 10

M         XS0201484036     (EUR)57,900,000         (EUR)0     (EUR)57,900,000      Aa3/A+/A       3.71%    0.37%  1.000000    Mar 10

C         XS0201485355    (EUR)139,050,000         (EUR)0    (EUR)139,050,000  Baa2/A-/BBB+       4.14%    0.80%  1.000000    Mar 10

Series 3

A1        XS0201486320    (GBP)411,250,000         (GBP)0    (GBP)411,250,000   Aaa/AAA/AAA       5.23%    0.18%  2.957569   Sept 11

                                                                                                           Fixed
                                                                                                           until
A2        XS0201565628    (GBP)600,000,000         (GBP)0    (GBP)600,000,000   Aaa/AAA/AAA      5.515%  09/2011  4.314995   Sept 11

B         XS0201486833     (GBP)54,350,000         (GBP)0     (GBP)54,350,000    Aa1/AA+/AA       5.40%    0.35%  0.390867   Sept 11

M         XS0201487211     (GBP)42,250,000         (GBP)0     (GBP)42,250,000      Aa3/A+/A       5.50%    0.45%  0.303848   Sept 11

C         XS0201487567     (GBP)99,450,000         (GBP)0     (GBP)99,450,000  Baa1/A-/BBB+       5.93%    0.88%  0.715210   Sept 11
------------------------------------------------------------------------------------------------------------------------------------


Credit Enhancement

------------------------------------------------------------------------------------------
                                                                               % of Notes
                                                                              Outstanding

Class B and M Notes ((GBP) Equivalent)                   (GBP)201,589,065            7.86%    All of the notes issued by Granite
                                                                                              Mortgages 04-3 plc may be redeemed on
Class C Notes ((GBP) Equivalent)                         (GBP)204,525,327            7.98%    the payment date falling in June 2008
------------------------------------------------------------------------------------------    and any payment date thereafter if
                                                                                              the New Basel Capital Accord has been
                                                                                              implemented in the United Kingdom.
------------------------------------------------------------------------------------------
Granite Mortgages 04-3 Reserve Fund Requirement           (GBP)48,000,000            0.36%

Balance Brought Forward                                   (GBP)48,000,000            0.36%

Drawings this Period                                               (GBP)0            0.00%

Excess Spread this Period                                  (GBP)5,100,160            0.04%

Funding Reserve Fund Top-up this Period*                      (5,100,160)           -0.04%

Current Balance                                           (GBP)48,000,000            0.36%
------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------
Funding Reserve Balance brought forward                  (GBP)151,615,303            1.13%

Excess spread this period                                 (GBP)13,850,488            0.10%

Repayment of start up loan interest                      -(GBP)17,475,038           -0.13%

Funding reserve Balance carried forward                  (GBP)147,990,753            1.10%

Funding Reserve %                                                    1.0%               NA
------------------------------------------------------------------------------------------


Notes             Granite Master Issuer plc - Series 2005-1

--------------------------------------------------------------------------------------------------------
                ISIN      Brought forward              Repaid          Outstanding              Rating
                                                                                     Moodys/S&P/Fitch

A1      US38741YAA73         $114,285,000        $114,285,000                   $0         Aaa/AAA/AAA

A2      XS0210928866    (EUR) 142,857,000   (EUR) 142,857,000              (EUR) 0         Aaa/AAA/AAA

A3      US38741YAB56       $1,100,000,000                  $0       $1,100,000,000         Aaa/AAA/AAA

A4      US38741YAC30       $1,100,000,000                  $0       $1,100,000,000         Aaa/AAA/AAA

A5      XS0210929161   (EUR)1,500,000,000              (EUR)0   (EUR)1,500,000,000         Aaa/AAA/AAA

A6      XS0210925847     (GBP)750,000,000              (GBP)0     (GBP)750,000,000         Aaa/AAA/AAA

B1      US38741YAD13          $60,500,000                  $0          $60,500,000           Aa3/AA/AA

B2      XS0210929591     (EUR) 80,000,000             (EUR) 0     (EUR) 80,000,000           Aa3/AA/AA

B3      XS0210925920      (GBP)55,000,000              (GBP)0      (GBP)55,000,000           Aa3/AA/AA

M1      US38741YAE95          $65,000,000                  $0          $65,000,000              A2/A/A

M2      XS0210929757     (EUR) 79,000,000             (EUR) 0     (EUR) 79,000,000              A2/A/A

M3      XS0210926225      (GBP)55,000,000              (GBP)0      (GBP)55,000,000              A2/A/A

C2      XS0210929914    (EUR) 139,000,000             (EUR) 0    (EUR) 139,000,000        Baa2/BBB/BBB

C3      XS0210926571      (GBP)60,000,000              (GBP)0      (GBP)60,000,000        Baa2/BBB/BBB
--------------------------------------------------------------------------------------------------------


Notes             Granite Master Issuer plc - Series 2005-1

-----------------------------------------------------------------------------------
              Reference Rate            Margin      Pool factor   Expected maturity


A1                    5.370%             0.04%         0.000000             Sept 06

A2                     3.38%             0.04%         0.000000             Sept 06

A3                     5.47%             0.08%         1.000000              Dec 07

A4                     5.49%             0.10%         1.000000              Mar 10

A5                     3.43%             0.09%         1.000000              Mar 10

A6                     5.17%             0.12%         1.000000              Mar 10

B1                     5.52%             0.13%         1.000000              Dec 06

B2                     3.53%             0.19%         1.000000              Mar 10

B3                     5.24%             0.19%         1.000000              Mar 10

M1                     5.62%             0.23%         1.000000              Dec 06

M2                     3.62%             0.28%         1.000000              Mar 10

M3                     5.33%             0.28%         1.000000              Mar 10

C2                    3.900%             0.56%         1.000000              Mar 10

C3                     5.61%             0.56%         1.000000              Mar 10
-----------------------------------------------------------------------------------

All of the notes issued as part of series 2005-1 may be redeemed on the payment date falling in June 2008 and any payment date thereafter if the New Basel Capital Accord has been implemented in the United Kingdom.



Notes             Granite Master Issuer plc - Series 2005-2

------------------------------------------------------------------------------------------------------
                ISIN      Brought forward              Repaid          Outstanding             Rating
                                                                                     Moodys/S&P/Fitch


A1      US38741YAF60         $231,991,500                  $0         $231,991,500        Aaa/AAA/AAA

A2      XS0220176084      (GBP)47,588,000              (GBP)0      (GBP)47,588,000        Aaa/AAA/AAA

A3      XS0220174469     (EUR)157,040,400              (EUR)0     (EUR)157,040,400        Aaa/AAA/AAA

A4      US38741YAG44         $800,000,000                  $0         $800,000,000        Aaa/AAA/AAA

A5      XS0220174543     (EUR)800,000,000              (EUR)0     (EUR)800,000,000        Aaa/AAA/AAA

A6      US38741YAH27       $1,250,000,000                  $0       $1,250,000,000        Aaa/AAA/AAA

A7      XS0220172257     (GBP)530,200,000              (GBP)0     (GBP)530,200,000        Aaa/AAA/AAA

A8      XS0220486277     (GBP)250,000,000              (GBP)0     (GBP)250,000,000        Aaa/AAA/AAA

B1      US38741YAJ82          $90,000,000                  $0          $90,000,000          Aa3/AA/AA

B2      XS0220173909      (EUR)62,000,000              (EUR)0      (EUR)62,000,000          Aa3/AA/AA

B3      XS0220175862      (GBP)35,100,000              (GBP)0      (GBP)35,100,000          Aa3/AA/AA

M1      US38741YAK55          $95,000,000                  $0          $95,000,000             A2/A/A

M2      XS0220172927      (EUR)70,000,000              (EUR)0      (EUR)70,000,000             A2/A/A

M3      XS0220174972      (GBP)28,100,000              (GBP)0      (GBP)28,100,000             A2/A/A

C1      US38741YAL39          $90,000,000                  $0          $90,000,000       Baa2/BBB/BBB

C2      XS0220173651     (EUR)131,700,000              (EUR)0     (EUR)131,700,000       Baa2/BBB/BBB
------------------------------------------------------------------------------------------------------



Notes             Granite Master Issuer plc - Series 2005-2

--------------------------------------------------------------------------
          Reference Rate       Margin      Pool factor  Expected maturity



A1                 5.37%        0.04%         0.237940             Feb 07

A2                 5.02%        0.05%         0.237940             Feb 07

A3                 3.28%        0.05%         0.237940             Feb 07

A4                 5.47%        0.08%         1.000000             Feb 08

A5                 3.37%        0.14%         1.000000             May 10

A6                 5.52%        0.13%         1.000000             May 10

A7                 5.13%        0.16%         1.000000             May 10

A8                 5.13%        0.16%         1.000000             May 10

B1                 5.53%        0.14%         1.000000             May 07

B2                 3.43%        0.20%         1.000000             May 10

B3                 5.17%        0.20%         1.000000             May 10

M1                 5.63%        0.24%         1.000000             May 07

M2                 3.53%        0.30%         1.000000             May 10

M3               5.2869%        0.32%         1.000000             May 10

C1                 5.89%        0.50%         1.000000             May 08

C2                 3.78%        0.55%         1.000000             May 10
--------------------------------------------------------------------------

Notes             Granite Master Issuer plc - Series 2005-3

-------------------------------------------------------------------------------------------------------
                ISIN      Brought forward              Repaid          Outstanding             Rating
                                                                                     Moodys/S&P/Fitch


A1      US38741YAM12       $1,000,000,000                  $0       $1,000,000,000        Aaa/AAA/AAA
-------------------------------------------------------------------------------------------------------


Notes             Granite Master Issuer plc - Series 2005-3

--------------------------------------------------------------------------
           Reference Rate       Margin      Pool factor  Expected maturity



A1                  5.29%       -0.04%         1.000000             Aug 10
--------------------------------------------------------------------------



Notes             Granite Master Issuer plc - Series 2005-4

------------------------------------------------------------------------------------------------------
                ISIN      Brought forward              Repaid          Outstanding             Rating
                                                                                     Moodys/S&P/Fitch

A1      US38741YAN94         $495,730,676                  $0         $495,730,676        Aaa/AAA/AAA

A2      XS0229614036     (EUR)209,124,115              (EUR)0     (EUR)209,124,115        Aaa/AAA/AAA

A3      US38741YAP43         $996,600,000                  $0         $996,600,000        Aaa/AAA/AAA

A5      XS0229614200   (EUR)1,357,300,000              (EUR)0   (EUR)1,357,300,000        Aaa/AAA/AAA

A6      XS0229614465     (GBP)815,400,000              (GBP)0     (GBP)815,400,000        Aaa/AAA/AAA

B1      US38741YAR09          $72,500,000                  $0          $72,500,000          Aa3/AA/AA

B2      US38741YAS81          $38,500,000                  $0          $38,500,000          Aa3/AA/AA

B3      XS0229614549      (GBP)19,000,000              (GBP)0      (GBP)19,000,000          Aa3/AA/AA

B4      XS0229614895      (EUR)56,900,000              (EUR)0      (EUR)56,900,000          Aa3/AA/AA

M1      US38741YAT64          $64,700,000                  $0          $64,700,000             A2/A/A

M2      US38741YAU38          $36,300,000                  $0          $36,300,000             A2/A/A

M3      XS0229614978      (GBP)30,000,000              (GBP)0      (GBP)30,000,000             A2/A/A

M4      XS0229615272      (EUR)51,000,000              (EUR)0      (EUR)51,000,000             A2/A/A

C1      US38741YAV11          $80,400,000                  $0          $80,400,000       Baa2/BBB/BBB

C2      US38741YAW93          $44,600,000                  $0          $44,600,000       Baa2/BBB/BBB

C3      XS0229615439      (GBP)10,000,000              (GBP)0      (GBP)10,000,000       Baa2/BBB/BBB

C4      XS0229615603      (EUR)76,100,000              (EUR)0      (EUR)76,100,000       Baa2/BBB/BBB
------------------------------------------------------------------------------------------------------


Notes             Granite Master Issuer plc - Series 2005-4

------------------------------------------------------------------------
         Reference Rate       Margin      Pool factor  Expected maturity


A1                5.36%        0.03%         0.373770             May 07

A2               3.274%        0.04%         0.373770             May 07

A3                5.46%        0.07%         1.000000             Aug 08

A5                3.33%        0.10%         1.000000             Aug 10

A6                5.09%        0.12%         1.000000             Aug 12

B1                5.51%        0.12%         1.000000             Aug 07

B2                5.57%        0.18%         1.000000             Nov 08

B3                5.15%        0.18%         1.000000             Aug 10

B4                3.41%        0.18%         1.000000             Aug 10

M1                5.61%        0.22%         1.000000             Aug 07

M2                5.67%        0.28%         1.000000             Nov 08

M3                5.25%        0.28%         1.000000             Aug 10

M4                3.51%        0.28%         1.000000             Aug 10

C1                5.82%        0.43%         1.000000             Aug 07

C2                5.94%        0.55%         1.000000             Nov 08

C3                5.52%        0.55%         1.000000             Aug 10

C4                3.78%        0.55%         1.000000             Aug 10
------------------------------------------------------------------------

Notes             Granite Master Issuer plc - Series 2006-1

---------------------------------------------------------------------------------------------------------
            ISIN          ISIN      Brought forward    Repaid          Outstanding              Rating
           Reg S          144a                                                        Moodys/S&P/Fitch
A1   USG4144BE89  US38741YBG35         $776,100,000        $0         $776,100,000         Aaa/AAA/AAA

A2  XS0240602176  XS0240670413     (EUR)550,960,390    (EUR)0     (EUR)550,960,390         Aaa/AAA/AAA

A3  XS0240602507  XS0240670504   (pound)126,439,561  (pound)0   (pound)126,439,561         Aaa/AAA/AAA

A4  USG41441BF54  US38741YBH18         $711,222,196        $0         $711,222,196         Aaa/AAA/AAA

A5  USG41441BG38  US38741YBJ73       $1,552,200,000        $0       $1,552,200,000         Aaa/AAA/AAA

A6  XS0240602929  XS0240670686   (EUR)1,900,000,000    (EUR)0   (EUR)1,900,000,000         Aaa/AAA/AAA

A7  XS0240603067  XS0240670843   (pound)400,000,000  (pound)0   (pound)400,000,000         Aaa/AAA/AAA

A8   XS024063653  XS0240671148   (pound)950,000,000  (pound)0   (pound)950,000,000         Aaa/AAA/AAA

B1  USG41441BH11  US38741YBK47          $91,200,000        $0          $91,200,000           Aa3/AA/AA

B2  USG41441BJ76  US38741YBL20          $84,100,000        $0          $84,100,000           Aa3/AA/AA

B3  XS0240606169  XS0240671494    (pound)25,000,000  (pound)0    (pound)25,000,000           Aa3/AA/AA

B4  XS0240606755  XS0240671650      (EUR)94,500,000    (EUR)0      (EUR)94,500,000           Aa3/AA/AA

M1  USG41441BK40  US38741YBM03          $81,400,000        $0          $81,400,000              A2/A/A

M2  USG41441BL23  US38741YBN85          $79,200,000        $0          $79,200,000              A2/A/A

M3  XS0240607480  XS0240671734    (pound)33,500,000  (pound)0    (pound)33,500,000              A2/A/A

M4  XS0240607720  XS0240671817      (EUR)97,700,000    (EUR)0      (EUR)97,700,000              A2/A/A

C2  USG41441BM06  US38741YBP34         $132,400,000        $0         $132,400,000        Baa2/BBB/BBB

C3  XS0240608371  XS0240671908    (pound)44,200,000  (pound)0    (pound)44,200,000        Baa2/BBB/BBB

C4  XS0240608702  XS0240672039     (EUR)129,000,000    (EUR)0     (EUR)129,000,000        Baa2/BBB/BBB
---------------------------------------------------------------------------------------------------------


Notes             Granite Master Issuer plc - Series 2006-1

------------------------------------------------------------------------
       Reference Rate       Margin      Pool factor  Expected maturity

A1              5.30%       -0.03%        1.000000                Nov 09

A2              3.27%        0.04%        0.632198                Nov 07

A3              5.01%        0.04%        0.632198                Nov 07

A4              5.37%        0.04%        0.632198                Nov 07

A5              5.46%        0.07%        1.000000                Nov 09

A6              3.33%        0.10%        1.000000                Feb 11

A7              5.09%        0.12%        1.000000                Feb 13

A8              5.09%        0.12%        1.000000                Feb 13

B1              5.52%        0.13%        1.000000                Nov 07

B2              5.56%        0.17%        1.000000                Aug 10

B3              5.15%        0.18%        1.000000                Feb 11

B4              3.41%        0.18%        1.000000                Feb 11

M1              5.62%        0.23%        1.000000                Nov 07

M2              5.68%        0.29%        1.000000                May 10

M3              5.27%        0.30%        1.000000                Feb 11

M4              3.53%        0.30%        1.000000                Feb 11

C2              5.99%        0.60%        1.000000                May 10

C3              5.57%        0.60%        1.000000                Feb 11

C4              3.83%        0.60%        1.000000                Feb 11
------------------------------------------------------------------------

Notes             Granite Master Issuer plc - Series 2006-2

------------------------------------------------------------------------------------------------------
                ISIN      Brought forward              Repaid          Outstanding             Rating
                                                                                     Moodys/S&P/Fitch

A1      US38741YBQ17         $717,905,683                  $0         $717,905,683        Aaa/AAA/AAA

A2      XS0252419832     (EUR)265,890,994              (EUR)0     (EUR)265,890,994        Aaa/AAA/AAA

A3      XS0252425995      (GBP)62,041,232              (GBP)0      (GBP)62,041,232        Aaa/AAA/AAA

A4      US38741YBR99       $1,275,000,000                  $0       $1,275,000,000        Aaa/AAA/AAA

A5      XS0252421499   (EUR)1,360,000,000              (EUR)0   (EUR)1,360,000,000        Aaa/AAA/AAA

A6      XS0252427009     (GBP)500,000,000              (GBP)0     (GBP)500,000,000        Aaa/AAA/AAA

B1      US38741YBS72          $29,000,000                  $0          $29,000,000          Aa3/AA/AA

B2      US38741YBT55          $36,000,000                  $0          $36,000,000          Aa3/AA/AA

B3      XS0252428072      (EUR)37,500,000              (EUR)0      (EUR)37,500,000          Aa3/AA/AA

M1      US38741YBU29          $25,000,000                  $0          $25,000,000             A2/A/A

M2      US38741YBV02          $25,000,000                  $0          $25,000,000             A2/A/A

M3      XS0252429047      (EUR)35,000,000              (EUR)0      (EUR)35,000,000             A2/A/A

M4      XS0252423198      (GBP)10,000,000              (GBP)0      (GBP)10,000,000             A2/A/A

C1      US38741YBW84          $75,000,000                  $0          $75,000,000       Baa2/BBB/BBB

C2      XS0252430136      (EUR)55,000,000              (EUR)0      (EUR)55,000,000       Baa2/BBB/BBB

C3      XS0252423941      (GBP)12,000,000              (GBP)0      (GBP)12,000,000       Baa2/BBB/BBB
------------------------------------------------------------------------------------------------------


Notes             Granite Master Issuer plc - Series 2006-2

-----------------------------------------------------------------------
        Reference Rate       Margin      Pool factor  Expected maturity


A1               5.34%        0.01%         0.886303            Jan 08

A2              3.134%        0.03%         0.886303            Jan 08

A3               4.77%        0.03%         0.886303            Jan 08

A4               5.54%        0.04%         1.000000            Jul 10

A5               3.20%        0.10%         1.000000            Oct 11

A6               4.85%        0.11%         1.000000            Jul 13

B1               5.58%        0.08%         1.000000            Apr 08

B2               5.64%        0.14%         1.000000            Jul 11

B3               3.24%        0.14%         1.000000            Jul 11

M1               5.68%        0.18%         1.000000            Apr 08

M2               5.73%        0.23%         1.000000            Jul 11

M3               3.33%        0.23%         1.000000            Jul 11

M4               4.97%        0.23%         1.000000            Jul 11

C1               5.97%        0.47%         1.000000            Jul 11

C2               3.57%        0.47%         1.000000            Jul 11

C3               5.21%        0.47%         1.000000            Jul 11
-----------------------------------------------------------------------

Notes             Granite Master Issuer plc - Series 2006-3

-------------------------------------------------------------------------------------------------------
                ISIN      Brought forward              Repaid          Outstanding             Rating
                                                                                     Moodys/S&P/Fitch
A1      US38741YBX67                   $0      $1,000,000,000       $1,000,000,000        Aaa/AAA/AAA

A2      XS0267966959              (EUR) 0    (EUR)830,000,000     (EUR)830,000,000        Aaa/AAA/AAA

A3      US38741YBZ16                   $0      $1,800,000,000       $1,800,000,000        Aaa/AAA/AAA

A4      US38741YCA55                   $0      $1,000,000,000       $1,000,000,000        Aaa/AAA/AAA

A5      XS0267967924              (EUR) 0  (EUR)1,250,000,000   (EUR)1,250,000,000        Aaa/AAA/AAA

A6      XS0267968658               (GBP)0    (GBP)700,000,000     (GBP)700,000,000        Aaa/AAA/AAA

A7      US38741YCD94                   $0      $1,750,000,000       $1,750,000,000        Aaa/AAA/AAA

B1      US38741YCE77                   $0         $70,000,000          $70,000,000          Aa3/AA/AA

B2      US38741YCF43                   $0        $182,000,000         $182,000,000          Aa3/AA/AA

B3      XS0268037131              (EUR) 0     (EUR)30,000,000      (EUR)30,000,000          Aa3/AA/AA

M1      US38741YCJ64                   $0         $90,000,000          $90,000,000             A2/A/A

M2      US38741YCK38                   $0        $100,000,000         $100,000,000             A2/A/A

M3      XS0268038451              (EUR) 0     (EUR)47,000,000      (EUR)47,000,000             A2/A/A

M4      XS0268038964               (GBP)0     (GBP)10,000,000      (GBP)10,000,000             A2/A/A

C2      US38741YCP25                   $0         $60,000,000          $60,000,000       Baa2/BBB/BBB

C3      XS0268039699              (EUR) 0    (EUR)137,000,000     (EUR)137,000,000       Baa2/BBB/BBB
-------------------------------------------------------------------------------------------------------



Notes             Granite Master Issuer plc - Series 2006-3

-------------------------------------------------------------------------
          Reference Rate       Margin      Pool factor  Expected maturity

A1                 5.35%        0.02%         1.000000             Apr 08

A2                3.473%        0.04%         1.000000             Jul 08

A3                 5.45%        0.04%         1.000000             Apr 10

A4                 5.31%      -0.02%          1.000000             Oct 12

A5                 3.54%        0.11%         1.000000             Oct 12

A6                 5.21%        0.11%         1.000000             Oct 12

A7                 5.51%        0.10%         1.000000             Oct 12

B1                 5.50%        0.09%         1.000000             Oct 08

B2                 5.58%        0.17%         1.000000             Oct 12

B3                 3.59%        0.16%         1.000000             Oct 12

M1                 5.59%        0.18%         1.000000             Oct 08

M2                 5.69%        0.28%         1.000000             Oct 12

M3                 3.70%        0.27%         1.000000             Oct 12

M4                 5.37%        0.27%         1.000000             Oct 12

C2                 5.91%        0.50%         1.000000             Oct 12

C3                 3.93%        0.50%         1.000000             Oct 12
-------------------------------------------------------------------------

Credit Enhancement for Granite Master Issuer plc

-------------------------------------------------------------------------------------------------------
                                                                                            % of Notes
                                                                                           Outstanding

Class A Notes ((GBP) Equivalent)                                (GBP)21,628,186,700             89.90%

Class B Notes ((GBP) Equivalent)                                   (GBP)792,246,940              3.29%

Class M Notes ((GBP) Equivalent)                                   (GBP)787,844,107              3.27%

Class C Notes ((GBP) Equivalent)                                   (GBP)848,706,337              3.53%
-------------------------------------------------------------------------------------------------------


Subordination Levels

-------------------------------------------------------------------------------------------------------
                                                                            Current           Required

Class A Notes                                                                 11.82%            11.60%

Class B Notes                                                                  8.52%             8.30%

Class M Notes                                                                  5.25%             5.11%

Class C Notes                                                                  1.72%             1.85%
-------------------------------------------------------------------------------------------------------
Required subordination levels are taken from the Offering Circular Supplement dated January 20, 2006. There is an additional Rating Agency allowance of 0.20%
to current levels in recognition of excess spread.


-------------------------------------------------------------------------------------------------------
Programme Reserve Required Percent                                                               1.65%

Programme Reserve Required Amount                                   (GBP)397,000,000             1.72%

Balance Brought Forward                                             (GBP)322,233,000             1.40%

Drawings this Period                                                               0             0.00%

*Additions this period                                               (GBP)74,767,000             0.32%

Current Balance of Funding 2 & Granite Master Issuer Reserve Fund   (GBP)397,000,000             1.72%

Excess Spread this Period                                             (GBP)6,739,620             0.03%
-------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
Currency swap triggers
                                                                         S&P                Moody's               Fitch

Dollar and Euro currency swap agreements:
Initial downgrade trigger                     Short term                  A1+                  P-1                  F1
                                              Long term                   N/A                   A1                  A1

Subsequent downgrade trigger                  Short term                  N/A                  P-2                  F2
                                              Long term                  BBB-                   A3                BBB+

Second subsequent downgrade                   Short term                 N./A                  N/A                  F3
                                              Long term                   N/A                  N/A                BBB-
Dollar and Euro currency swap providers:

ABN Amro Bank NV                              Short term                 A-1+                  P-1                  F1
                                              Long term                   AA-                  Aa3                 AA-

Barclays Bank PLC                             Short term                 A-1+                  P-1                  F1
                                              Long term                   AA+                  Aa1                 AA-

HSBC                                          Short term                 A-1+                  P-1                  F1
                                              Long term                   AA-                  Aa2                  AA

Citigroup Global markets Limited              Short term                 A-1+                  P-1                  F1
                                              Long term                   AA-                  Aa1                 AA+

Swiss Re                                      Short term                 A-1+                  P-1                A-1+
                                              Long term                    AA                  Aa2                  AA

UBS AG                                        Short term                 A-1+                  P-1                 N/A
                                              Long term                   AA+                  Aa2                 N/A
-----------------------------------------------------------------------------------------------------------------------